UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   9-30-10

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-09-10

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              41

Form 13F Information Table Value Total:                          401,165
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                                TITLE                             SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group        Com       008252108    14,943   191,556SH    SOLE      N/A        155,446  0   36,110
American Cap Ltd                 Com       02503Y103     4,571   786,762SH    SOLE      N/A        640,151  0  146,611
Ares Cap Corp                    Com       04010L103    12,036   769,097SH    SOLE      N/A        626,817  0  142,280
Berkshire Hathaway Inc Del    Cl B New     084670702    19,174   231,905SH    SOLE      N/A        189,215  0   42,690
Best Buy Inc                     Com       086516101    13,598   333,040SH    SOLE      N/A        273,520  0   59,520
Barrett Bill Corp                Com       06846N104     6,968   193,569SH    SOLE      N/A        162,539  0   31,030
Brookfield Asset Mgmt Inc   Cl A Ltd Vt Sh 112585104    12,984   457,675SH    SOLE      N/A        374,805  0   82,870
BT Group PLC                     Adr       05577E101     8,221   375,058SH    SOLE      N/A        307,218  0   67,840
Canadian Natl Ry Co              Com       136375102    14,302   223,404SH    SOLE      N/A        183,789  0   39,615
Cemex Sab De Cv             Spon ADR New   151290889     5,417   637,332SH    SOLE      N/A        526,877  0  110,455
Exxon Mobile Corp                Com       30231G102     1,632    26,420SH    SOLE      N/A         21,660  0    4,760
Fidelity National Financial     Cl A       31620R105    10,672   679,314SH    SOLE      N/A        556,916  0  122,398
General Growth Pptys Inc         Com       370021107     7,512   481,513SH    SOLE      N/A        398,490  0   83,023
HCC Ins Hldgs Inc                Com       404132102    21,475   823,100SH    SOLE      N/A        680,825  0  142,275
Helmerich & Payne Inc            Com       423452101    12,776   315,762SH    SOLE      N/A        259,067  0   56,695
Johnson & Johnson                Com       478160104    15,686   253,158SH    SOLE      N/A        206,998  0   46,160
JP Morgan Chase & Co             Com       46625H100    17,009   446,902SH    SOLE      N/A        368,627  0   78,275
Kimberly Clark Corp              Com       494368103     3,796    58,360SH    SOLE      N/A         48,980  0    9,380
Kimco Realty Corp                Com       49446R109     8,502   540,181SH    SOLE      N/A        439,599  0  100,582
Lender Processing Svcs Inc       Com       52602E102     5,792   174,305SH    SOLE      N/A        146,141  0   28,164
Level 3 Communications Inc       Com       52729N100     4,737 5,054,406SH    SOLE      N/A      4,057,246  0  997,160
Lockheed Martin Corp             Com       539830109     2,850    39,990SH    SOLE      N/A         33,440  0    6,550
Markel Corp                      Com       570535104     7,707    22,365SH    SOLE      N/A         18,355  0    4,010
Medtronic Inc                    Com       585055106     7,088   211,088SH    SOLE      N/A        171,788  0   39,300
Meredith Corp                    Com       589433101     2,143    64,339SH    SOLE      N/A         53,679  0   10,660
Mohawk Inds Inc                  Com       608190104     4,842    90,852SH    SOLE      N/A         72,917  0   17,935
NextEra Energy Inc               Com       65339F101    11,993   220,504SH    SOLE      N/A        181,734  0   38,770
Nucor Corp                       Com       670346105    10,186   266,659SH    SOLE      N/A        216,919  0   49,740
Posco                       Sponsored ADR  693483109     8,704    76,366SH    SOLE      N/A         62,228  0   14,138
Radian Group Inc                 Com       750236101     3,608   461,402SH    SOLE      N/A        374,562  0   86,840
Reliance Steel & Aluminum C      Com       759509102     6,570   158,191SH    SOLE      N/A        128,641  0   29,550
Sherwin Williams Co              Com       824348106       508     6,757SH    SOLE      N/A          5,187  0    1,570
Sprint Nextel Corp            Com Ser 1    852061100     5,680 1,226,795SH    SOLE      N/A      1,000,535  0  226,260
Sysco Corp                       Com       871829107    15,322   537,224SH    SOLE      N/A        438,869  0   98,355
Taiwan Semiconductor Mfg Lt Sponsored ADR  874039100     7,282   718,111SH    SOLE      N/A        600,407  0  117,704
TEVA Pharmaceutical Inds Lt      Adr       881624209    19,291   365,713SH    SOLE      N/A        301,013  0   64,700
Texas Instrs Inc                 Com       882508104     4,661   171,745SH    SOLE      N/A        138,415  0   33,330
TJX Cos Inc New                  Com       872540109    14,654   328,340SH    SOLE      N/A        267,554  0   60,786
United Technologies Corp         Com       913017109    14,829   208,188SH    SOLE      N/A        170,733  0   37,455
Wal Mart Stores Inc              Com       931142103    16,858   314,983SH    SOLE      N/A        258,103  0   56,880
Wells Fargo & Co New             Com       949746101    14,586   580,772SH    SOLE      N/A        474,517  0  106,255

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